<SEQUENCE>1
<FILENAME>compliance13f_06302012.txt

<PERIOD>	6/30/2012
</FILER>
<SROS>	None
<DOCUMENT-COUNT>                 1

<SUBMISSION-CONTACT>
Christopher E. Gildea
302-478-4300
</SUBMISSION-CONTACT>

                               Form 13F Holdings Report
                                    UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549
				      FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2012

Check here if Amendment 		[   ];  Amendment Number :

This Amendment (Check Only one.): 	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:    	Merit Investment Management
Address: 	1 Righter Parkway; Suite 120
Wilmington, 	DE	19803

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager :

Name: 	Christopher E. Gildea
Title: 	Managing Member
Phone:	302-478-4300

Signature,Place, and Date Of Signing:

Christopher E. Gildea, Wilmington DE, August 6, 2012

Report Type (Check only one.):

[X ]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

	        FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	32

Form 13F Information Table Value Total: $88,445 (x1000)

List of Other Managers: NONE

      NAME OF      		TITLE OF         	Value 	Shares/Prn           	Invstm  Other  	 Sole
      ISSUER        		CLASS    CUSIP  	x$1000   Amt Sh/Prn	Put/Ca	Dscret Managers	Voting

Altria Group Inc		COM	02209S103	565	16415	SH		SOLE		16415
American Capital Agency	Corp	COM	02503X105	2227	66877	SH		SOLE		66877
Annaly Capital Management Inc	COM	035710409	15936	957089	SH		SOLE		957089
Apple Inc			COM	037833100	2145	3700	SH		SOLE		3700
Armour Residential REIT Inc	COM	042315101	10482	1478429	SH		SOLE		1478429
AT&T Inc			COM	00206R102	4868	136869	SH		SOLE		136869
Centurylink Inc			COM	156700106	491	12404	SH		SOLE		12404
Chimera Investment Corp		COM	16934Q109	5367	2359230	SH		SOLE		2359230
Cott Corp			COM	22163N106	854	104984	SH		SOLE		104984
CSX Corp			COM	126408103	1621	72736	SH		SOLE		72736
CVS Caremark Corp		COM	126650100	1714	36585	SH		SOLE		36585
Dow Chemical Corp		COM	260543103	5834	186451	SH		SOLE		186451
Eaton Corp			COM	278058102	4907	125104	SH		SOLE		125104
EI du Pont de Nemours & Co	COM	263534109	476	9487	SH		SOLE		9487
Enterprise Product Partners LP	COM	293792107	1317	25858	SH		SOLE		25858
Greif Inc Cl B			COM	397624206	81	1800	SH		SOLE		1800
JM Smuckers Corp		COM	832696405	1232	16363	SH		SOLE		16363
Kinder Morgan Energy Prtners LP	COM	494550106	3239	41425	SH		SOLE		41425
Lockheed Martin Corp		COM	539830109	520	6005	SH		SOLE		6005
MarkWest Energy Partners LP	COM	570759100	1115	22887	SH		SOLE		22887
McDonald's Corp			COM	580135101	466	5263	SH		SOLE		5263
Merck & Co Inc			COM	58933Y105	584	14137	SH		SOLE		14137
Microsoft Corp			COM	594918104	588	19260	SH		SOLE		19260
PepsiCo Inc			COM	713448108	509	7243	SH		SOLE		7243
PG&E Corp			COM	69331C108	6660	148103	SH		SOLE		148103
Phillip Morris International In	COM	718172109	581	6673	SH		SOLE		6673
Plains All American Pipeline LP	COM	726503105	620	7686	SH		SOLE		7686
Procter & Gamble Co		COM	742718109	5419	88888	SH		SOLE		88888
Republic Services INC		COM	760759100	6471	247836	SH		SOLE		247836
Reynolds American Inc		COM	761713106	552	12365	SH		SOLE		12365
Waste Management Inc		COM	94106L109	517	15528	SH		SOLE		15528
Xcel Energy Inc			COM	98389B100	487	17245	SH		SOLE		17245






